Goodwill - Narrative (Details)		12 Months Ended
	Dec. 29, 2017 GBP (£)	Jun. 30, 2019 GBP (£) CGU	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Sep. 02, 2016
Disclosure of detailed information about business combination [line items]
Number of CGUs | CGU		1
Exchange differences on translating foreign operations		£ 5,987,000	£ 409,000	£ (2,520,000)
Terminal growth rate		1.50%	1.50%	1.50%
Velocity Partners
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
ISDC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%	100.00%
Goodwill
Disclosure of detailed information about business combination [line items]
Acquired through business combinations			£ 24,212,000
Effect of foreign exchange translations		£ 4,302,000	(652,000)
Goodwill | Velocity Partners
Disclosure of detailed information about business combination [line items]
Acquired through business combinations	£ 24,212,000	£ 4,649,000	24,212,000
Increase (decrease) in intangible assets and goodwill			£ 3,155,000
Goodwill | ISDC
Disclosure of detailed information about business combination [line items]
Acquired through business combinations				£ 4,200,000